Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CROGHAN BANCSHARES INC
Entity Central Index Key	0000887149
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No